Document and Entity Information	12 Months Ended
Jun. 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 30, 2013
Registrant Name	Stone Harbor Investment Funds
Central Index Key	0001391673
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	Jun 3, 2013
Prospectus Date	Jun 3, 2013

Stone Harbor Investment Grade Fund
STONE HARBOR INVESTMENT GRADE FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Stone Harbor Investment Grade Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses Stone Harbor Investment Grade Fund		Institutional Class Shares	Distributor Class Shares
Management Fees	[1]	0.35%	0.35%
Distribution and Service (12b-1) Fee	[1]	none	0.25%	[2]
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[1][3]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.56%	0.81%
Fee Waiver and Expense Reimbursement	[1][4]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][4]	0.51%	0.76%
[1]	Estimated for the current fiscal year.
[2]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[3]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[4]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.50% and 0.75% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2014, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Stone Harbor Investment Grade Fund (USD $)	1 Year	3 Years
Institutional Class Shares	52	174
Distributor Class Shares	78	254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests in various types of fixed income securities and under normal market conditions will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade debt securities. "Investment Grade Debt Securities" include fixed income securities that are rated investment grade by any of Moody's Investors Services, Inc., Standard & Poor's Rating Services, Fitch Ratings Limited, DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality, and derivative instruments related to those securities.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund's investments may be issued by any U.S. or non-U.S. public- or private-sector entity, and may be denominated in any currency, U.S. or non-U.S.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may also invest in preferred securities.

Maturity and Duration. The Fund normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.
  Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.
  Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.
  Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.
  U.S. and Non-U.S. Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.
  Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.
  Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments.
  Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

PERFORMANCE INFORMATION
The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Stone Harbor Investment Funds
Prospectus Date	rr_ProspectusDate	Jun 3, 2013
Stone Harbor Investment Grade Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STONE HARBOR INVESTMENT GRADE FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in various types of fixed income securities and under normal market conditions will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade debt securities. "Investment Grade Debt Securities" include fixed income securities that are rated investment grade by any of Moody's Investors Services, Inc., Standard & Poor's Rating Services, Fitch Ratings Limited, DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality, and derivative instruments related to those securities.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund's investments may be issued by any U.S. or non-U.S. public- or private-sector entity, and may be denominated in any currency, U.S. or non-U.S.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may also invest in preferred securities.

Maturity and Duration. The Fund normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.
  Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.
  Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.
  Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.
  U.S. and Non-U.S. Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.
  Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.
  Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments.
  Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Stone Harbor Investment Grade Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.51%	[1],[3]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	174
Stone Harbor Investment Grade Fund | Distributor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1],[3]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	254

[1]	Estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.50% and 0.75% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2014, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[4]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.

Stone Harbor Strategic Income Fund
STONE HARBOR STRATEGIC INCOME FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Stone Harbor Strategic Income Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses Stone Harbor Strategic Income Fund		Institutional Class Shares	Distributor Class Shares
Management Fees	[1]	0.55%	0.55%
Distribution and Service (12b-1) Fee	[1]	none	0.25%	[2]
Other Expenses	[1]	0.08%	0.08%
Acquired Fund Fees and Expenses	[1][3]	0.62%	0.62%
Total Annual Fund Operating Expenses	[1]	1.25%	1.50%
Fee Waiver and Expense Reimbursement	[1][4]	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][4]	0.70%	0.95%
[1]	Estimated for the current fiscal year.
[2]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[3]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[4]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses but exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.70% and 0.95% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2014, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Stone Harbor Strategic Income Fund (USD $)	1 Year	3 Years
Institutional Class Shares	72	237
Distributor Class Shares	97	316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is intended to provide broad exposure to global credit markets. The Fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The Fund may invest all or a significant portion of its assets in Stone Harbor Investment Grade Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund and other funds sponsored or advised by the Adviser (together, the "underlying funds"). The Fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or by an underlying fund.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. At any given time, the Fund may be entirely or significantly invested in a particular type of fixed income security or underlying fund.

The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined the Adviser). These types of securities and instruments are commonly referred to as "high yield" securities or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. The Fund may also invest in preferred securities.

The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund's investments may be issued by any U.S. or non-U.S. public- or private-sector entity. The Fund may invest a significant portion of its assets in investments that are economically tied to countries with emerging securities markets or whose performance is linked to those countries' markets, economies or ability to repay loans, such as loans issued by corporations or other business organizations. An investment is economically tied to an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. All or a significant portion of the Fund's investments may be denominated in non-U.S. currencies.

The Fund may invest in derivatives and other instruments for hedging purposes or to otherwise gain or reduce long or short exposure to securities, markets or currencies. Although the Fund and the underlying funds are not limited in the types of derivatives that may be used, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities. Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Fund normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.
  Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.
  Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.
  Allocation Risk – The Fund's investment performance depends upon how its assets are allocated and reallocated among the underlying funds and the Fund's direct investments. The Adviser may make less than optimal or poor decisions in favoring certain underlying funds and direct investments.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds will not perform as expected.
  Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.
  U.S. and Non-U.S. Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.
  Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.
  High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.
  Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments.
  Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.
  Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION
The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Stone Harbor Investment Funds
Prospectus Date	rr_ProspectusDate	Jun 3, 2013
Stone Harbor Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STONE HARBOR STRATEGIC INCOME FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is intended to provide broad exposure to global credit markets. The Fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The Fund may invest all or a significant portion of its assets in Stone Harbor Investment Grade Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund and other funds sponsored or advised by the Adviser (together, the "underlying funds"). The Fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or by an underlying fund.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. At any given time, the Fund may be entirely or significantly invested in a particular type of fixed income security or underlying fund.

The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined the Adviser). These types of securities and instruments are commonly referred to as "high yield" securities or "junk bonds" and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. The Fund may also invest in preferred securities.

The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund's investments may be issued by any U.S. or non-U.S. public- or private-sector entity. The Fund may invest a significant portion of its assets in investments that are economically tied to countries with emerging securities markets or whose performance is linked to those countries' markets, economies or ability to repay loans, such as loans issued by corporations or other business organizations. An investment is economically tied to an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. All or a significant portion of the Fund's investments may be denominated in non-U.S. currencies.

The Fund may invest in derivatives and other instruments for hedging purposes or to otherwise gain or reduce long or short exposure to securities, markets or currencies. Although the Fund and the underlying funds are not limited in the types of derivatives that may be used, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities. Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Fund normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.
  Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.
  Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.
  Allocation Risk – The Fund's investment performance depends upon how its assets are allocated and reallocated among the underlying funds and the Fund's direct investments. The Adviser may make less than optimal or poor decisions in favoring certain underlying funds and direct investments.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds will not perform as expected.
  Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.
  U.S. and Non-U.S. Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.
  Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.
  High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.
  Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments.
  Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.
  Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Stone Harbor Strategic Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1],[3]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	237
Stone Harbor Strategic Income Fund | Distributor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1],[3]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	316

[1]	Estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses but exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.70% and 0.95% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2014, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[4]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Stone Harbor Investment Funds
Prospectus Date	rr_ProspectusDate	Jun 3, 2013
Document Creation Date	dei_DocumentCreationDate	May 30, 2013